Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	PFM Multi-Manager Series Trust
Entity Central Index Key	0001696729
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
Institutional Class
Shareholder Report [Line Items]
Fund Name	First American Multi-Manager Domestic Equity Fund
Class Name	Institutional Class
Trading Symbol	FAEQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First American Multi-Manager Domestic Equity Fund for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/InvestmentSolutions/MMSTFunds/DomesticEquity.html. You can also request this information by contacting us at (800) 527-5412.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 527-5412
Additional Information Website	https://www.firstamericanfunds.com/index/InvestmentSolutions/MMSTFunds/DomesticEquity.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$42	0.36%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund uses a multi-manager approach, allocating assets to one or more sub-advisers and may also allocate assets to third-party mutual funds and ETFs. The Fund allocated the following portions of its portfolio to sub-advisers and their strategies as of September 30, 2024: Aristotle Atlantic Partners, LLC (10.1%, Active U.S. Large Cap), Jacobs Levy Equity Management, Inc. (Jacobs Levy) (5.1%, Active U.S. Small Cap), and Vaughan Nelson Investment Management, L.P. (Vaughan Nelson) (10.1%, Active U.S. Large Cap). The Fund also held a position in the Schwab U.S. Large Cap ETF (74.3%).
The Fund returned 32.7% for the year ended September 30, 2024, underperforming the Russell 3000 Index benchmark return of 35.2% for the same period. For the first half of the year, the underperformance was due to an overweight allocation to small capitalization stocks, as well as the allocations to underperforming sub-advisers Jacobs Levy and Vaughan Nelson. Small capitalization equities underperformed large and mega-capitalization equities during the period and having a dedicated manager (Jacobs Levy) in this space, in addition to a passive all-cap ETF which also held small caps, was a detractor to overall performance of the Fund. Vaughan Nelson underperformed the Russell 3000 benchmark during this period due to lack of exposure to the Magnificent 7 and equity security selection in consumer staples, healthcare, and information technology.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]		[1]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception 12/29/17
Institutional Class	32.70	14.02	11.94
Russell 3000 Index	35.18	15.23	13.11

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2024
Updated Performance Information Location [Text Block]	Visit https://www.firstamericanfunds.com/index/InvestmentSolutions/MMSTFunds/DomesticEquity.html for more recent performance information.
Net Assets	$ 1,183,623,467
Holdings Count | $ / shares	321
Advisory Fees Paid, Amount	$ 3,088,566
Investment Company Portfolio Turnover	103.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$1,183,623,467
Number of Holdings	321
Net Advisory Fee	$3,088,566
Portfolio Turnover	103%

Holdings [Text Block]
Material Fund Change [Text Block]
WHAT NOTEWORTHY CHANGES OCCURRED OVER THE PAST YEAR?
This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 28, 2025  upon request at (800) 527-5412 or at https://www.firstamericanfunds.com/index/InvestmentSolutions/MMSTFunds/DomesticEquity.html.
Effective October 1, 2024, the Fund was renamed First American Multi-Manager Domestic Equity Fund. The name change coincided with a consolidation, also effective October 1, 2024, of the Fund’s adviser, PFM Asset Management LLC into its parent company, U.S. Bancorp Asset Management, Inc., and merger of the Fund’s distributor, PFM Fund Distributors, Inc. into its affiliate, U.S. Bancorp Investments, Inc. Prior to this, the Fund was named PFM Multi-Manager Domestic Equity Fund.
Champlain Investment Partners, LLC, a Fund sub-adviser, was terminated during the period.

Updated Prospectus Phone Number	(800) 527-5412
Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/InvestmentSolutions/MMSTFunds/DomesticEquity.html
Institutional Class
Shareholder Report [Line Items]
Fund Name	First American Multi-Manager International Equity Fund
Class Name	Institutional Class
Trading Symbol	FAIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First American Multi-Manager International Equity Fund for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/InvestmentSolutions/MMSTFunds/InternationalEquity.html. You can also request this information by contacting us at (800) 527-5412.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 527-5412
Additional Information Website	https://www.firstamericanfunds.com/index/InvestmentSolutions/MMSTFunds/InternationalEquity.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$70	0.62%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund uses a multi-manager approach, allocating assets to one or more sub-advisers and may also allocate assets to third-party mutual funds and ETFs. The Fund allocated the following portions of its portfolio to sub-advisers and their strategies as of September 30, 2024: Acadian Asset Management LLC (Acadian) (7.2%, Active International Developed Markets), Aristotle Capital Management, LLC (Aristotle) (7.5%, Active International Developed Markets), Kayne Anderson Rudnick Investment Management, LLC (Kayne Anderson) (0.9%, Active International Small Cap), Ninety One North America, Inc. (15.0%, Active Total International Markets), Schroder Investment Management North America (Schroder) (10.1%, Active Emerging Markets) and WCM Investment Management LLC (14.8%, Active Total International Markets). The Fund also held positions in Schwab International Equity ETF (32.2%) and Schwab Emerging Markets Equity ETF (12.0%).
The Fund returned 25.0% for the year ended September 30, 2024, underperforming the MSCI All Country World ex-U.S. Index benchmark return of 25.4% for the same period. Active managers within total international markets contributed to the Fund’s relative performance, aided by strong stock selection. Acadian added alpha to the Fund’s returns while Aristotle and Schroder detracted from the Fund’s returns. Kayne Anderson was the leading detractor of Fund performance for the period as international small caps underperformed their large and mid-cap counterparts. The Fund’s allocation to the international small cap sub-asset class, which is not included in the MSCI All Country World ex-U.S. Index, also detracted from overall performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]		[2]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception 12/29/17
Institutional Class	25.04	6.71	4.14
MSCI All Country World ex-U.S. Index	25.35	7.58	4.93

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2024
Updated Performance Information Location [Text Block]	Visit https://www.firstamericanfunds.com/index/InvestmentSolutions/MMSTFunds/InternationalEquity.html for more recent performance information.
Net Assets	$ 922,362,294
Holdings Count | $ / shares	566
Advisory Fees Paid, Amount	$ 4,090,693
Investment Company Portfolio Turnover	105.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$922,362,294
Number of Holdings	566
Net Advisory Fee	$4,090,693
Portfolio Turnover	105%

Holdings [Text Block]

Region Breakdown**	(%)
Europe & Middle East ex U.K.	34.2%
EM Asia	21.6%
Japan	12.2%
U.K.	10.5%
Pacific ex Japan	6.4%
North America	6.0%
Cash Equivalents and Other	3.2%
EM Latin America	3.0%
EM Europe, Middle East & Africa	2.9%

Material Fund Change [Text Block]
WHAT NOTEWORTHY CHANGES OCCURRED OVER THE PAST YEAR?
This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 28, 2025 upon request at  (800) 527-5412 or at https://www.firstamericanfunds.com/index/InvestmentSolutions/MMSTFunds/InternationalEquity.html.
Effective October 1, 2024, the Fund was renamed First American Multi-Manager International Equity Fund. The name change coincided with a consolidation, also effective October 1, 2024, of the Fund’s adviser, PFM Asset Management LLC into its parent company, U.S. Bancorp Asset Management, Inc., and merger of the Fund’s distributor, PFM Fund Distributors, Inc. into its affiliate, U.S. Bancorp Investments, Inc. Prior to this, the Fund was named PFM Multi-Manager International Equity Fund.

Updated Prospectus Phone Number	(800) 527-5412
Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/InvestmentSolutions/MMSTFunds/InternationalEquity.html
Institutional Class
Shareholder Report [Line Items]
Fund Name	First American Multi-Manager Fixed-Income Fund
Class Name	Institutional Class
Trading Symbol	FAFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First American Multi-Manager Fixed-Income Fund for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/InvestmentSolutions/MMSTFunds/FixedIncome.html. You can also request this information by contacting us at (800) 527-5412.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 527-5412
Additional Information Website	https://www.firstamericanfunds.com/index/InvestmentSolutions/MMSTFunds/FixedIncome.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$52	0.49%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund uses a multi-manager approach, allocating assets to one or more sub-advisers and may also allocate assets to third-party mutual funds and ETFs. The Fund allocated the following portions of its portfolio to sub-advisers and their strategies as of September 30, 2024: Brown Brothers Harriman & Co. (BBH) (6.6%, Active Securitized Assets), Penn Mutual Asset Management, LLC (Penn Mutual) (8.9%, Active Investment Grade Core), PineBridge Investments LLC (PineBridge) (4.9%, Active Investment Grade Credit), PGIM, Inc. (PGIM) (32.7%, Active Investment Grade Core), and Teachers Advisors, LLC (TAL) (32.8%, Active Investment Grade Core). The Fund also held positions in the Brandywine Global High Yield Fund (4.0%), Mainstay Mackay High Yield Corporate Bond Fund (2.3%), iShares Core U.S. Aggregate Bond ETF (6.4%) and iShares 10-20 Year Treasury Bond ETF (1.2%).
The Fund returned 12.2% for the year ended September 30, 2024, outperforming the Bloomberg U.S. Aggregate Index benchmark return of 11.6% for the same period. The outperformance was largely a result of active core managers PGIM and TAL. The Fund’s overweight position to credit through investment grade manager PineBridge and positions in the Brandywine Global High Yield Fund and Mainstay Mackay High Yield Corporate Bond Fund also contributed to the Fund’s outperformance. The Fund’s allocation to structured fixed income through BBH was a detractor from performance during the one-year period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]		[3]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception 12/29/17
Institutional Class	12.23	0.96	2.22
Bloomberg U.S. Aggregate Index	11.57	0.33	1.49

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2024
Updated Performance Information Location [Text Block]	Visit https://www.firstamericanfunds.com/index/InvestmentSolutions/MMSTFunds/FixedIncome.html for more recent performance information.
Net Assets	$ 1,499,004,319
Holdings Count | $ / shares	1,920
Advisory Fees Paid, Amount	$ 5,231,911
Investment Company Portfolio Turnover	103.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$1,499,004,319
Number of Holdings	1,920
Net Advisory Fee	$5,231,911
Portfolio Turnover	103%

Holdings [Text Block]
Material Fund Change [Text Block]
WHAT NOTEWORTHY CHANGES OCCURRED OVER THE PAST YEAR?
This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 28, 2025  upon request at (800) 527-5412 or at https://www.firstamericanfunds.com/index/InvestmentSolutions/MMSTFunds/FixedIncome.html.
Effective October 1, 2024, the Fund was renamed First American Multi-Manager Fixed-Income Fund. The name change coincided with a consolidation, also effective October 1, 2024, of the Fund’s adviser, PFM Asset Management LLC into its parent company, U.S. Bancorp Asset Management, Inc., and merger of the Fund’s distributor, PFM Fund Distributors, Inc. into its affiliate, U.S. Bancorp Investments, Inc. Prior to this, the Fund was named PFM Multi-Manager Fixed-Income Fund.
Penn Mutual Asset Management, LLC, a Fund sub-adviser, was hired during the period.

Updated Prospectus Phone Number	(800) 527-5412
Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/InvestmentSolutions/MMSTFunds/FixedIncome.html

[1]
†	The Index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[2]
†	The Index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[3]
†	The Index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.